WARRANTS (Details Narrative) - USD ($)		1 Months Ended											2 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 07, 2021	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Mar. 03, 2020	Feb. 25, 2020	Dec. 31, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Feb. 29, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Outstanding		2,643,936																2,643,936
Net Asset Value Per Share		$ 5.08																$ 5.08
Adjustments to Additional Paid in Capital, Warrant Issued																		$ 829,081	$ 89,155
Proceeds from Warrant Exercises										$ 1,000	$ 75,000							355,250	327,500
Debt Instrument, Interest Rate, Stated Percentage				5.00%
Amortization of Debt Discount (Premium)																		$ 38,048	42,005
Stock Issued During Period, Shares, Issued for Services																		28,448
Feb 2020 Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period														62,500
Issuance of Stock and Warrants for Services or Claims														$ 80,053
Debt Instrument, Face Amount														$ 625,000						$ 625,000
Debt Instrument, Interest Rate, Stated Percentage														7.00%						7.00%
Amortization of Debt Discount (Premium)														$ 42,005	$ 38,048			$ 38,048	$ 42,005
Three Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 5.00																$ 5.00
Proceeds from Warrant Exercises								$ 100,000	$ 45,030
Two Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Warrant Exercises			$ 20,500
Four Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Warrant Exercises		$ 113,720
Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Outstanding		2,643,936													2,388,675			2,643,936	2,388,675		2,383,256
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																		675,608	287,375
Warrant [Member] | $1.00 Price [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,329,503																2,329,503
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.00																$ 1.00
Warrant [Member] | $5.00 Price [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		92,500																92,500
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2.50																$ 2.50
Warrant [Member] | Greater than $5.00 or other [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		221,933																221,933
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 5.00																$ 5.00
Common Stock Purchase Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued		$ 240,772														$ 21,098
[custom:WarrantsExercisedShares]		92,500
Common Stock Purchase Warrants [Member] | Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued				$ 1,352,211
[custom:WarrantsExercisedShares]				329,503
Common Stock Purchase Warrants [Member] | Three Consultants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	56,592
Issuance of Stock and Warrants for Services or Claims	$ 54,502
Common Stock Purchase Warrants [Member] | Three Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 5.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								5,000	2,252			24,211
Adjustments to Additional Paid in Capital, Warrant Issued					$ 16,612			$ 7,595	$ 3,512			$ 23,333
[custom:WarrantsExercisedShares]					16,000			20,000	9,006
Proceeds from Warrant Exercises								$ 100,000	$ 45,030
Common Stock Purchase Warrants [Member] | Two Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Outstanding																20,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period											9,375
Adjustments to Additional Paid in Capital, Warrant Issued						$ 8,002					$ 7,443
[custom:WarrantsExercisedShares]						9,375
Common Stock Purchase Warrants [Member] | Two Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period										200	3,750
Adjustments to Additional Paid in Capital, Warrant Issued										$ 80	$ 6,168
Common Stock Purchase Warrants [Member] | Four Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued							$ 28,184
[custom:WarrantsExercisedShares]							20,000
Common Stock Purchase Warrants [Member] | Six Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Outstanding																	41,375
Adjustments to Additional Paid in Capital, Warrant Issued				$ 37,721													$ 38,630
[custom:WarrantsExercisedShares]				40,000
Common Stock Purchase Warrants [Member] | Five Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued			$ 27,643
[custom:WarrantsExercisedShares]			32,000
Common Stock Purchase Warrants [Member] | Eight Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued		$ 28,521
[custom:WarrantsExercisedShares]		45,000
Common Stock Purchase Warrants [Member] | One Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Outstanding																10,000
Adjustments to Additional Paid in Capital, Warrant Issued																$ 10,116
Common Stock Purchase Warrants [Member] | Seven Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Outstanding															47,000				47,000
Adjustments to Additional Paid in Capital, Warrant Issued															$ 39,055
Warrants Issued [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of Stock and Warrants for Services or Claims													$ 89,155
Stock Issued During Period, Shares, Issued for Services													92,500